Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary share, shares authorized	80,000,000	80,000,000
Ordinary share, shares issued	23,940,000	20,000,000
Ordinary share, shares outstanding	23,940,000	20,000,000
Preferred share, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Preferred share, shares authorized	20,000,000	20,000,000
Preferred share, shares issued
Preferred share, shares outstanding